Condensed Interim Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash	$ 1,380,740	$ 2,363,530
Accounts receivable, less allowance for doubtful accounts $24,324 (December 31, 2022 - $53,241) (Note 3)	3,547,308	7,400,282
Prepaid expenses	59,018	71,248
Total Current Assets	4,987,066	9,835,060
Equipment (Note 4)	33,444	33,522
Goodwill (Note 6)	3,301,439	3,301,439
Intangible assets (Note 5)	874,588	1,147,457
Long term cash equivalent	22,811	22,310
Operating lease right-of-use assets (Note 12)	20,344	36,529
Security deposit	10,923	10,766
Total Assets	9,250,615	14,387,083
Current liabilities:
Accounts payable	1,100,204	4,826,667
Accrued liabilities	656,209	703,880
Derivative liability – warrants (Note 2e and 9)		51
Government CEBA current loan (Note 9)	45,291	44,296
Operating lease liabilities – current portion (Note 12)	22,821	32,116
Total Current Liabilities	1,887,080	5,687,884
Operating lease liabilities – non-current portion (Note 12)		7,440
Total Liabilities	1,887,080	5,695,324
Commitments (Note 11)
Stockholders’ Equity (Note 9):
Common stock, no par value, unlimited shares authorized, 131,304,499 shares issued and outstanding (December 31, 2022 - 131,347,999)	50,900,898	50,664,887
Treasury shares, nil shares (December 31, 2022 – 41,500)		(11,793)
Accumulated deficit	(43,561,943)	(41,985,915)
Accumulated other comprehensive income: Foreign currency translation adjustment	24,580	24,580
Total Stockholders’ Equity	7,363,535	8,691,759
Total Liabilities and Stockholders’ Equity	9,250,615	14,387,083
Related Party [Member]
Current liabilities:
Accounts payable and accrued liabilities - related party (Note 13)	$ 62,555	$ 80,874